Changes in the asset retirement obligation as follows (Details) (USD $)	Asset Retirement obligation
Balance of asset retirement obligation at Dec. 31, 2011	$ 274,788
Liabilities incurred	200,593
Accretion expense	20,906
Balance of asset retirement obligation, at Dec. 31, 2012	496,286
Balance of asset retirement obligation at Dec. 31, 2012
Liabilities incurred	481,296
Revision of estimate	211,691
Liabilities settled	(60,544)
Accretion expense.	53,681
Balance of asset retirement obligation. at Dec. 31, 2013	1,182,410
Balance of asset retirement obligation at Dec. 31, 2013	1,182,410
Liabilities incurred	299,660
Accretion expense	24,382
Balance of asset retirement obligation, at Mar. 31, 2014	$ 1,801,224